UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22957

Invesco Management Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable

Semiannual Report to Shareholders	February 28, 2022

Invesco Conservative Income Fund

Nasdaq:

A: ICIVX ∎ Y: ICIYX ∎ Institutional: ICIFX ∎ R6: ICIRX

2	Fund Performance
3	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/21 to 2/28/22
Class A Shares	-0.74%

Class Y Shares	-0.69
Institutional Class Shares	-0.67
Class R6 Shares	-0.58
ICE BofAML US Treasury Bill Index▼ (Broad Market/Style-Specific Index)	-0.01
Lipper Ultra Short Obligations Funds Index∎ (Peer Group Index)	-0.48
Source(s): ▼Bloomberg L.P.; ∎Lipper Inc.
The ICE BofAML US Treasury Bill Index tracks the performance of US dollar denominated US Treasury bills publicly issued in the US domestic market.
The Lipper Ultra Short Obligation Funds Index is an unmanaged index considered representative of ultra-short funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/22

Class A Shares
Inception	1.10%
5 Years	1.35
1 Year	-0.76

Class Y Shares
Inception	1.21%
5 Years	1.47
1 Year	-0.55

Institutional Class Shares
Inception (7/1/14)	1.21%
5 Years	1.48
1 Year	-0.52

Class R6 Shares
Inception	1.23%
5 Years	1.51
1 Year	-0.44

Class A shares incepted on April 2, 2018. Performance shown prior to that date is that of Institutional Class shares restated to reflect the higher 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on December 10, 2019. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.

    Class R6 shares incepted on May 15, 2020. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions and changes in net asset value unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A, Class Y, Institutional Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2	Invesco Conservative Income Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-50.35%(a)
Asset Management & Custody Banks-1.09%

Barclays Capital, Inc.	1.06%	02/02/2023	$12,000	$ 11,848,467
Barclays Capital, Inc.	1.39%	02/15/2023	24,000	23,676,629
				35,525,096

Automobile Manufacturers-1.82%

Harley-Davidson Financial Services, Inc.(c)	0.45%	03/29/2022	15,000	14,992,956

Harley-Davidson Financial Services, Inc.(c)	0.44%	04/01/2022	24,500	24,486,694

Harley-Davidson Financial Services, Inc.(c)	0.63%	05/31/2022	5,000	4,985,446
Harley-Davidson Financial Services, Inc.(c)	0.60%	06/01/2022	15,000	14,955,786
				59,420,882

Consumer Finance-1.88%

General Motors Financial Co., Inc.(c)	0.40%	03/01/2022	18,884	18,883,793

General Motors Financial Co., Inc.(c)	0.45%	03/22/2022	18,100	18,094,558

General Motors Financial Co., Inc.(c)	0.42%	04/18/2022	14,383	14,371,097
General Motors Financial Co., Inc.(c)	1.11%	11/01/2022	10,000	9,911,987
				61,261,435

Data Processing & Outsourced Services-1.27%

Fidelity National Information Services, Inc.(c)	0.45%	03/07/2022	6,500	6,499,716

Fidelity National Information Services, Inc.(c)	0.45%	03/22/2022	15,525	15,521,708
Fidelity National Information Services, Inc.(c)	0.55%	03/29/2022	19,400	19,393,233
				41,414,657

Diversified Banks-6.93%

ANZ New Zealand (Int’l) Ltd.(c)	0.19%	08/24/2022	25,000	24,899,946

Banco Santander S.A. (Spain)(c)	1.37%	02/15/2023	24,000	23,703,146

Bank of Nova Scotia (The) (Canada)(c)	0.23%	05/05/2022	12,000	11,992,850

Barclays U.S. CCP Funding LLC(d)	0.22%	04/14/2022	12,000	11,995,794

Canadian Imperial Bank of Commerce (Canada)(c)	0.23%	05/04/2022	15,000	14,991,117

HSBC USA, Inc.(c)	0.32%	08/05/2022	15,000	14,941,277

HSBC USA, Inc.(c)	0.78%	01/06/2023	25,000	24,713,567

HSBC USA, Inc. (SOFR + 0.35%)(e)	0.40%	02/10/2023	11,000	11,001,576

National Bank of Canada (Canada)(c)	0.20%	08/23/2022	25,000	24,907,478

NatWest Markets PLC (United Kingdom); Series G(c)	0.30%	06/21/2022	18,050	18,005,637

Toronto-Dominion Bank (The) (Canada)(c)	0.19%	08/24/2022	25,000	24,903,264
Westpac Banking Corp. (Australia)(c)	0.20%	08/18/2022	20,000	19,925,425
				225,981,077

Diversified Capital Markets-4.64%

Enel Finance America LLC(c)	0.31%	03/10/2022	8,000	7,999,433

Enel Finance America LLC(c)	0.29%	04/13/2022	2,000	1,998,685

Enel Finance America LLC(c)	1.01%	01/13/2023	39,000	38,491,993

Regatta Funding Co. LLC(c)	0.90%	01/18/2023	30,000	29,728,560

UBS AG (SOFR + 0.19%)(c)(e)	0.24%	06/16/2022	23,000	23,001,054

White Plains Capital Co. LLC(c)	0.52%	07/12/2022	20,000	19,928,459

White Plains Capital Co. LLC(c)	0.70%	07/19/2022	10,000	9,961,264
White Plains Capital Co. LLC(c)	0.70%	08/02/2022	20,300	20,208,839
				151,318,287

Diversified Metals & Mining-0.61%
Glencore Funding LLC(c)	0.31%	03/09/2022	20,000	19,998,865

Diversified Support Services-3.57%
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	0.32%	03/01/2022	39,000	38,999,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Support Services-(continued)

Brookfield Infrastructure Holdings Canada, Inc. (Canada)	0.31%	03/02/2022	$16,050	$ 16,049,806

Brookfield US Holdings, Inc. (Canada)(c)	0.30%	03/01/2022	3,200	3,199,984

Enbridge US, Inc.(c)	0.45%	03/15/2022	30,000	29,994,313

Enbridge US, Inc.(c)	0.45%	03/18/2022	13,000	12,996,932
Enbridge US, Inc.(c)	0.34%	03/28/2022	15,200	15,193,332
				116,434,133

Electric Utilities-1.93%

American Electric Power Co., Inc.(c)	0.31%	03/08/2022	17,000	16,999,112

American Electric Power Co., Inc.(c)	0.34%	03/14/2022	15,000	14,998,279

National Grid North America, Inc.(c)	0.32%	03/01/2022	14,000	13,999,916

Oglethorpe Power Corp.(c)	0.31%	03/14/2022	7,000	6,999,660
Oglethorpe Power Corp.(c)	0.60%	04/05/2022	10,000	9,997,230
				62,994,197

Environmental & Facilities Services-1.34%

Waste Management, Inc.(c)	0.35%	04/04/2022	5,500	5,497,444

Waste Management, Inc.(c)	0.35%	04/08/2022	25,000	24,986,323
Waste Management, Inc.(c)	0.31%	08/16/2022	13,250	13,190,038
				43,673,805

Financial Exchanges & Data-0.47%
Intercontinental Exchange, Inc.(c)	0.30%	03/10/2022	15,250	15,248,872

Gas Utilities-0.42%

WGL Holdings, Inc.(c)	0.45%	03/04/2022	1,800	1,799,975
WGL Holdings, Inc.(c)	0.40%	03/08/2022	12,000	11,999,667
				13,799,642

General Merchandise Stores-1.22%

Dollarama, Inc. (Canada)(c)	0.27%	03/01/2022	16,000	15,999,904

Dollarama, Inc. (Canada)(c)	0.30%	03/08/2022	11,000	10,999,426
Dollarama, Inc. (Canada)(c)	0.34%	03/14/2022	12,700	12,698,543
				39,697,873

Health Care Facilities-0.49%
CommonSpirit Health; Series A	0.30%	03/03/2022	16,000	15,999,521

Health Care REITs-2.02%

Healthpeak Properties, Inc.(c)	0.54%	04/05/2022	34,000	33,982,490

Healthpeak Properties, Inc.(c)	0.70%	04/19/2022	17,000	16,985,644
Welltower, Inc.(c)	0.39%	03/10/2022	15,000	14,998,938
				65,967,072

Health Care Services-0.19%
Cigna Corp.(c)	0.41%	03/16/2022	6,250	6,249,139

Integrated Oil & Gas-0.52%
BP Capital Markets PLC (United Kingdom)(c)	0.20%	04/18/2022	17,000	16,993,729

Integrated Telecommunication Services-1.83%

AT&T, Inc.(c)	0.90%	08/16/2022	20,000	19,902,919

AT&T, Inc.(c)	1.11%	12/05/2022	20,000	19,789,222
Verizon Communications, Inc.(c)	0.65%	05/10/2022	20,000	19,972,547
				59,664,688

Investment Banking & Brokerage-0.73%
Goldman Sachs International(c)	1.42%	02/13/2023	24,000	23,691,533

Life Sciences Tools & Services-0.95%
Thermo Fisher Scientific, Inc.(c)	0.35%	03/03/2022	16,000	15,999,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life Sciences Tools & Services-(continued)
Thermo Fisher Scientific, Inc.(c)	0.50%	06/01/2022	$15,000	$ 14,969,349
				30,969,057

Managed Health Care-1.81%

Humana, Inc.(c)	0.42%	03/07/2022	26,000	25,998,761

Humana, Inc.(c)	0.51%	03/25/2022	14,000	13,997,015
Humana, Inc.(c)	0.60%	05/02/2022	19,000	18,983,475
				58,979,251

Movies & Entertainment-0.77%

Walt Disney Co. (The)(c)	0.27%	03/15/2022	20,000	19,999,042
Walt Disney Co. (The)(c)	0.71%	09/23/2022	5,200	5,169,771
				25,168,813

Multi-Utilities-0.60%
Public Service Enterprise Group, Inc.(c)	0.32%	04/20/2022	19,500	19,483,839

Oil & Gas Exploration & Production-1.15%

Canadian Natural Resources Ltd. (Canada)(c)	0.42%	03/07/2022	20,000	19,999,125

Canadian Natural Resources Ltd. (Canada)(c)	0.53%	03/15/2022	2,600	2,599,669
Canadian Natural Resources Ltd. (Canada)(c)	0.80%	03/21/2022	15,000	14,997,069
				37,595,863

Oil & Gas Storage & Transportation-3.06%

Energy Transfer L.P.	0.35%	03/01/2022	49,800	49,799,384

Energy Transfer L.P.	0.50%	03/03/2022	20,000	19,999,258
TransCanada PipeLines Ltd. (Canada)(c)	0.40%	03/09/2022	30,000	29,998,163
				99,796,805

Other-0.43%
Leidos, Inc.(c)	0.53%	03/04/2022	14,000	13,999,166

Other Diversified Financial Services-0.68%
Mitsubishi HC Capital America, Inc.	0.35%	03/07/2022	22,000	21,998,866

Packaged Foods & Meats-1.33%

Smithfield Foods, Inc.(c)	0.40%	03/14/2022	25,000	24,997,249

Smithfield Foods, Inc.(c)	0.62%	03/23/2022	2,250	2,249,435
Smithfield Foods, Inc.(c)	0.65%	03/25/2022	16,000	15,994,989
				43,241,673

Pharmaceuticals-0.46%
Viatris, Inc.(c)	0.65%	03/01/2022	15,000	14,999,815

Retail REITs-1.23%
Realty Income Corp.	0.35%	03/14/2022	40,000	39,995,411

Specialized Finance-1.53%

Aviation Capital Group LLC(c)	0.52%	03/07/2022	10,000	9,999,621

Aviation Capital Group LLC(c)	0.45%	03/08/2022	10,000	9,999,567

Aviation Capital Group LLC(c)	0.54%	03/14/2022	10,000	9,999,242

Aviation Capital Group LLC(c)	0.62%	03/21/2022	10,000	9,998,442
Aviation Capital Group LLC(c)	0.68%	03/28/2022	10,000	9,997,752
				49,994,624

Specialized REITs-1.86%

Crown Castle International Corp.(c)	0.60%	03/17/2022	21,750	21,744,782

Crown Castle International Corp.(c)	0.73%	03/29/2022	15,000	14,992,895
Crown Castle International Corp.(c)	0.80%	04/05/2022	24,000	23,985,240
				60,722,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Technology Distributors-1.52%

Arrow Electronics, Inc.(c)	0.40%	03/01/2022	$1,700	$ 1,699,982

Arrow Electronics, Inc.(c)	0.45%	03/02/2022	28,000	27,999,401
Arrow Electronics, Inc.(c)	0.62%	03/23/2022	20,000	19,993,764
				49,693,147
Total Commercial Paper (Cost $1,642,856,564)				1,641,973,750

U.S. Dollar Denominated Bonds & Notes-38.51%(b)
Agricultural & Farm Machinery-0.27%

John Deere Capital Corp.	0.63%	09/10/2024	6,222	6,051,057
John Deere Capital Corp.	1.20%	04/06/2023	2,687	2,685,802
				8,736,859

Application Software-0.15%
Intuit, Inc.	0.65%	07/15/2023	5,000	4,934,009

Automobile Manufacturers-3.05%

American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(e)	0.74%	05/10/2023	15,000	15,025,673

American Honda Finance Corp.	0.75%	08/09/2024	11,200	10,877,023

BMW US Capital LLC(c)	0.75%	08/12/2024	11,111	10,788,702

Daimler Finance North America LLC(c)	2.55%	08/15/2022	25,000	25,156,667

Hyundai Capital America(c)	1.00%	09/17/2024	11,628	11,190,237

Hyundai Capital America(c)	2.38%	02/10/2023	6,485	6,506,211
Toyota Motor Credit Corp. (SOFR + 0.32%)(e)	0.37%	04/06/2023	20,000	19,998,737
				99,543,250

Consumer Finance-0.26%
American Express Co.	2.50%	08/01/2022	8,562	8,607,422

Data Processing & Outsourced Services-0.53%

Fidelity National Information Services, Inc.	0.38%	03/01/2023	3,572	3,527,195

PayPal Holdings, Inc.	1.35%	06/01/2023	9,687	9,660,054
PayPal Holdings, Inc.	2.20%	09/26/2022	4,013	4,042,304
				17,229,553

Department Stores-0.45%
7-Eleven, Inc.(c)	0.63%	02/10/2023	14,794	14,682,025

Diversified Banks-13.08%

ANZ New Zealand (Int’l) Ltd. (New Zealand) (SOFR + 0.60%)(c)(e)	0.65%	02/18/2025	7,500	7,515,201

Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.49%)(c)(e)	0.97%	11/21/2022	11,163	11,192,907

Bank of America Corp.	4.10%	07/24/2023	5,000	5,168,060

Bank of Montreal (Canada)	0.40%	09/15/2023	12,500	12,241,179

Bank of Nova Scotia (The) (Canada)	1.63%	05/01/2023	15,000	15,000,284

Bank of Nova Scotia (The) (Canada)	1.95%	02/01/2023	25,000	25,084,908

Banque Federative du Credit Mutuel S.A. (France)(c)	3.75%	07/20/2023	7,100	7,281,821

Canadian Imperial Bank of Commerce (Canada)	0.45%	06/22/2023	15,000	14,751,130

Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.80%)(e)	0.85%	03/17/2023	14,590	14,655,216

Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.72%)(e)	0.93%	06/16/2022	6,732	6,745,318

Canadian Imperial Bank of Commerce (Canada)	0.95%	06/23/2023	17,045	16,874,549

Citigroup, Inc.(f)	2.88%	07/24/2023	11,030	11,092,662

Cooperatieve Rabobank U.A. (Netherlands)	2.75%	01/10/2023	8,450	8,559,778

HSBC Holdings PLC (United Kingdom)(f)	0.73%	08/17/2024	11,407	11,163,262

ING Groep N.V. (Netherlands)	4.10%	10/02/2023	14,025	14,490,049

JPMorgan Chase & Co. (SOFR + 0.58%)(e)	0.63%	03/16/2024	15,000	15,027,774

Lloyds Bank Corporate Markets PLC (United Kingdom) (SOFR + 0.54%)(e)	0.59%	01/31/2024	15,000	15,031,418

Lloyds Banking Group PLC (United Kingdom)	4.05%	08/16/2023	18,790	19,368,012

Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(e)	1.05%	07/25/2022	814	816,179

Mitsubishi UFJ Financial Group, Inc. (Japan)	3.46%	03/02/2023	15,000	15,278,771

Mitsubishi UFJ Financial Group, Inc. (Japan)	3.76%	07/26/2023	10,955	11,253,734

MUFG Union Bank N.A.	2.10%	12/09/2022	4,500	4,529,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)

National Bank of Canada (Canada)(f)	0.90%	08/15/2023	$5,000	$ 4,985,226

National Bank of Canada (Canada)	2.10%	02/01/2023	30,357	30,478,102

National Bank of Canada (Canada)(c)	2.15%	10/07/2022	8,714	8,759,900

Royal Bank of Canada (Canada) (3 mo. USD LIBOR + 0.47%)(e)	0.77%	04/29/2022	10,000	10,008,224

Skandinaviska Enskilda Banken AB (Sweden)(c)	0.55%	09/01/2023	13,515	13,276,866

Standard Chartered PLC (United Kingdom)(c)(f)	1.32%	10/14/2023	4,546	4,526,180

Sumitomo Mitsui Financial Group, Inc. (Japan)	0.51%	01/12/2024	1,364	1,330,514

Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	0.80%	09/12/2023	11,103	10,916,585

Svenska Handelsbanken AB (Sweden)(c)	0.63%	06/30/2023	11,429	11,292,498

Swedbank AB (Sweden)(c)	0.60%	09/25/2023	12,121	11,903,646

Swedbank AB (Sweden)(c)	1.30%	06/02/2023	12,000	11,949,576

Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%)(e)	0.53%	01/27/2023	9,108	9,127,812

Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.35%)(e)	0.61%	07/22/2022	10,000	10,007,759

Toronto-Dominion Bank (The) (Canada)	0.75%	06/12/2023	15,000	14,847,893
U.S. Bank N.A. (3 mo. USD LIBOR + 0.44%)(e)	0.90%	05/23/2022	10,000	10,005,567
				426,537,737

Diversified Capital Markets-0.59%

Credit Suisse AG (Switzerland)	1.00%	05/05/2023	13,636	13,536,912
UBS AG (Switzerland)(c)	0.70%	08/09/2024	5,722	5,536,614
				19,073,526

Electric Utilities-1.58%

American Electric Power Co., Inc., Series M	0.75%	11/01/2023	4,557	4,464,593

Florida Power & Light Co. (SOFR + 0.25%)(e)	0.30%	05/10/2023	17,392	17,392,059

NextEra Energy Capital Holdings, Inc. (SOFR + 0.54%)(e)	0.59%	03/01/2023	3,704	3,712,764

NextEra Energy Capital Holdings, Inc.	0.65%	03/01/2023	15,460	15,315,728
Southern Co. (The), Series 2021 (SOFR + 0.37%)(e)	0.42%	05/10/2023	10,526	10,518,946
				51,404,090

Financial Exchanges & Data-0.15%
Intercontinental Exchange, Inc.	0.70%	06/15/2023	4,939	4,883,997

Gas Utilities-0.55%

Atmos Energy Corp. (3 mo. USD LIBOR + 0.38%)(e)	0.58%	03/09/2023	9,756	9,749,420
CenterPoint Energy Resources Corp. (3 mo. USD LIBOR + 0.50%)(e)	1.00%	03/02/2023	8,333	8,335,111
				18,084,531

Health Care Distributors-0.31%
AmerisourceBergen Corp.	0.74%	03/15/2023	10,170	10,090,478

Health Care REITs-0.39%
Welltower, Inc.	3.63%	03/15/2024	12,500	12,846,768

Industrial Conglomerates-0.27%
Siemens Financieringsmaatschappij N.V. (SOFR + 0.43%)(c)(e)	0.48%	03/11/2024	8,905	8,925,066

Integrated Oil & Gas-0.16%

Suncor Energy, Inc. (Canada)	2.80%	05/15/2023	5,116	5,173,348
Integrated Telecommunication Services-0.62%

AT&T, Inc. (SOFR + 0.64%)(e)	0.69%	03/25/2024	9,918	9,919,863
Verizon Communications, Inc. (SOFR + 0.50%)(e)	0.55%	03/22/2024	10,417	10,446,668
				20,366,531

Investment Banking & Brokerage-1.36%

Morgan Stanley(f)	0.56%	11/10/2023	7,999	7,939,032

Morgan Stanley (SOFR + 0.63%)(e)	0.67%	01/24/2025	10,844	10,859,664

Morgan Stanley(f)	0.73%	04/05/2024	10,714	10,569,190
Morgan Stanley	2.75%	05/19/2022	15,000	15,060,959
				44,428,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance-6.18%

Athene Global Funding (SOFR + 0.70%)(c)(e)	0.75%	05/24/2024	$25,000	$ 25,033,656

Athene Global Funding(c)	0.95%	01/08/2024	10,000	9,778,534

Athene Global Funding(c)	2.80%	05/26/2023	16,291	16,493,904

Brighthouse Financial Global Funding(c)	0.60%	06/28/2023	3,255	3,206,377

Brighthouse Financial Global Funding(c)	1.75%	01/13/2025	12,728	12,459,772

Equitable Financial Life Global Funding (SOFR + 0.39%)(c)(e)	0.44%	04/06/2023	20,000	20,001,097

Equitable Financial Life Global Funding(c)	0.80%	08/12/2024	11,429	11,017,391

GA Global Funding Trust(c)	0.80%	09/13/2024	10,909	10,443,540

Jackson National Life Global Funding (SOFR + 0.60%)(c)(e)	0.65%	01/06/2023	10,000	10,018,475

MassMutual Global Funding II (SOFR + 0.36%)(c)(e)	0.41%	04/12/2024	10,020	10,036,021

MET Tower Global Funding (SOFR + 0.55%)(c)(e)	0.60%	01/17/2023	10,000	10,034,692

New York Life Global Funding (3 mo. USD LIBOR + 0.44%)(c)(e)	0.68%	07/12/2022	8,889	8,899,386

New York Life Global Funding(c)	1.10%	05/05/2023	3,244	3,231,296

Pacific Life Global Funding II(c)	0.50%	09/23/2023	13,636	13,340,364

Principal Life Global Funding II (SOFR + 0.45%)(c)(e)	0.50%	04/12/2024	5,883	5,897,866

Principal Life Global Funding II(c)	0.75%	08/23/2024	8,695	8,397,194

Protective Life Global Funding(c)	0.63%	10/13/2023	4,082	4,013,590

Protective Life Global Funding(c)	1.08%	06/09/2023	15,500	15,397,372

Reliance Standard Life Global Funding II(c)	2.15%	01/21/2023	3,700	3,719,066

				201,419,593

Life Sciences Tools & Services-0.51%

Thermo Fisher Scientific, Inc.	0.80%	10/18/2023	13,208	13,036,139

Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	3,600	3,519,051

				16,555,190

Managed Health Care-0.12%

Humana, Inc.	0.65%	08/03/2023	3,889	3,829,856

Multi-line Insurance-0.12%

Metropolitan Life Global Funding I (SOFR + 0.57%)(c)(e)	0.62%	01/13/2023	3,749	3,761,438

Multi-Utilities-0.33%

DTE Energy Co., Series H	0.55%	11/01/2022	10,830	10,779,826

Oil & Gas Exploration & Production-0.78%

Canadian Natural Resources Ltd. (Canada)	2.95%	01/15/2023	25,000	25,266,053

Oil & Gas Refining & Marketing-0.86%

Phillips 66	0.90%	02/15/2024	7,814	7,680,971

Phillips 66	3.70%	04/06/2023	14,000	14,307,585

Phillips 66	4.30%	04/01/2022	6,000	6,016,272

				28,004,828

Oil & Gas Storage & Transportation-0.77%

Enbridge, Inc. (Canada) (SOFR + 0.40%)(e)	0.45%	02/17/2023	3,571	3,568,355

Enbridge, Inc. (Canada) (SOFR + 0.63%)(e)	0.68%	02/16/2024	5,756	5,772,445

Kinder Morgan, Inc.	3.15%	01/15/2023	6,000	6,071,714

TransCanada PipeLines Ltd. (Canada)	2.50%	08/01/2022	9,630	9,677,473

				25,089,987

Other Diversified Financial Services-0.62%

AIG Global Funding(c)	0.80%	07/07/2023	7,317	7,229,143

USAA Capital Corp.(c)	1.50%	05/01/2023	12,960	12,950,040

				20,179,183

Packaged Foods & Meats-0.18%

Tyson Foods, Inc.	4.50%	06/15/2022	6,000	5,996,273

Paper Products-0.37%

Georgia-Pacific LLC(c)	3.73%	07/15/2023	11,850	12,125,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Personal Products-0.21%

Unilever Capital Corp.	0.63%	08/12/2024	$7,000	$ 6,771,947

Pharmaceuticals-0.66%

Bayer US Finance II LLC(c)	3.88%	12/15/2023	9,000	9,248,890

Bristol-Myers Squibb Co.	0.54%	11/13/2023	12,500	12,300,262

				21,549,152

Regional Banks-0.51%

Truist Bank (3 mo. USD LIBOR + 0.59%)(e)	1.06%	05/17/2022	14,167	14,176,846

Truist Financial Corp. (3 mo. USD LIBOR + 0.65%)(e)	0.86%	04/01/2022	2,500	2,500,000

				16,676,846

Restaurants-0.19%

Starbucks Corp. (SOFR + 0.42%)(e)	0.47%	02/14/2024	6,318	6,323,776

Retail REITs-0.50%

Kimco Realty Corp.	3.40%	11/01/2022	16,117	16,310,595

Semiconductors-0.60%

NVIDIA Corp.	0.31%	06/15/2023	20,000	19,705,089

Soft Drinks-0.13%

PepsiCo, Inc.	0.40%	10/07/2023	4,278	4,186,592

Specialized REITs-0.31%

Public Storage (SOFR + 0.47%)(e)	0.52%	04/23/2024	10,257	10,257,287

Systems Software-0.22%

Oracle Corp.	2.50%	10/15/2022	7,000	7,053,817

Technology Hardware, Storage & Peripherals-0.31%

Apple, Inc.	0.75%	05/11/2023	10,009	9,947,171

Thrifts & Mortgage Finance-0.26%

Nationwide Building Society (United Kingdom)(c)	2.00%	01/27/2023	8,571	8,604,313

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,266,500,074)				1,255,942,827

Asset-Backed Securities-3.13%
Auto Loans/Leases-1.90%

ARI Fleet Lease Trust; Series 2020-A, Class A2(c)	1.77%	08/15/2028	1,459	1,462,713

CarMax Auto Owner Trust; Series 2021-2, Class A2A	0.27%	06/17/2024	5,845	5,834,641

Chesapeake Funding II LLC; Series 2018-3A, Class A1(c)	3.39%	01/15/2031	1,339	1,351,562

Series 2019-1A, Class A1(c)	2.94%	04/15/2031	1,236	1,239,167

Series 2020-1A, Class A2 (1 mo. USD LIBOR + 0.65%)(c)(e)	0.84%	08/15/2032	2,891	2,891,350

Enterprise Fleet Financing LLC; Series 2019-1, Class A2(c)	2.98%	10/20/2024	434	434,440

Series 2020-2, Class A2(c)	0.61%	07/20/2026	14,318	14,181,158

NextGear Floorplan Master Owner Trust; Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.70%)(c)(e)	0.89%	10/15/2024	10,000	10,024,444

Nissan Auto Lease Trust; Series 2020-B, Class A2	0.34%	12/15/2022	549	549,296

Santander Retail Auto Lease Trust; Series 2020-B, Class A2(c)	0.42%	11/20/2023	6,608	6,595,447

Series 2021-B, Class A2(c)	0.31%	01/22/2024	8,564	8,519,278

Tesla Auto Lease Trust; Series 2020-A, Class A2(c)	0.55%	05/22/2023	369	368,549

Toyota Lease Owner Trust; Series 2021-A, Class A2(c)	0.27%	09/20/2023	3,396	3,386,083

Wheels SPV 2 LLC; Series 2020-1A, Class A2(c)	0.51%	08/20/2029	5,132	5,098,282

				61,936,410
Consumer Finance-0.37%

American Express Credit Account Master Trust; Series 2019-1, Class A	2.87%	10/15/2024	12,000	12,025,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Equipment Leasing-0.18%

Dell Equipment Finance Trust; Series 2020-2, Class A2(c)	0.47%	10/24/2022	$2,097	$ 2,096,117

MMAF Equipment Finance LLC; Series 2020-A, Class A2(c)	0.74%	04/09/2024	2,070	2,064,503

Series 2020-BA, Class A2(c)	0.38%	08/14/2023	1,845	1,836,682

				5,997,302

Specialized Finance-0.68%

Navient Private Education Refi Loan Trust; Series 2020-FA, Class A(c)	1.22%	07/15/2069	10,168	9,984,622

Series 2021-FA, Class A(c)	1.11%	02/18/2070	4,728	4,516,134

Navient Student Loan Trust; Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(c)(e)	0.69%	09/27/2066	7,557	7,563,289

				22,064,045

Total Asset-Backed Securities (Cost $102,650,181)				102,023,543

Certificates of Deposit-2.59%
Diversified Banks-2.57%

Bank of Montreal	0.20%	08/19/2022	20,000	19,948,506

Lloyds Bank Corporate Markets PLC	0.22%	08/25/2022	20,000	19,938,455

Standard Chartered Bank (United Kingdom) (SOFR + 0.50%)(e)	0.55%	02/12/2024	24,000	24,007,252

Svenska Handelsbanken AB	0.20%	08/23/2022	20,000	19,939,439

				83,833,652

Regional Banks-0.02%

MUFG Bank Ltd.	0.23%	07/15/2022	755	753,653

Total Certificates of Deposit (Cost $84,754,999)				84,587,305

U.S. Treasury Securities-0.09%
U.S. Treasury Bills-0.09%(a)

U.S. Treasury Bills (Cost $2,997,888)	0.12%	10/06/2022	3,000	2,987,271

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.67% (Cost $3,099,759,706)				3,087,514,696

			Repurchase Amount
Repurchase Agreements-6.89%(g)

Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign corporate obligations valued at $54,921,382; 0.00% - 20.00%; 03/01/2022 - 12/15/2051)(h)	0.41%	03/01/2022	30,009,442	30,000,000

Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by U.S. government sponsored agency obligations, domestic non-agency asset-backed securities, domestic commercial paper, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $286,769,733; 0.00% - 8.25%; 09/13/2022 - 02/27/2062)(h)	0.62%	03/01/2022	40,019,122	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by domestic and foreign corporate obligations valued at $82,499,947; 0.00% - 10.00%; 04/29/2022 - 01/22/2078)(h)	0.37%	03/01/2022	45,012,950	45,000,000

J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by domestic non-agency mortgage-backed securities, domestic corporate obligations and domestic non-agency mortgage-backed securities valued at $12,823,841; 0.50% - 8.25%; 03/01/2024 - 10/25/2050)(h)	0.43%	03/01/2022	12,004,003	12,000,000

Nomura Securities International, Inc., joint term agreement dated 02/28/2022, aggregate maturing value of $50,033,583 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $54,938,298; 0.00% - 47.44%; 05/22/2023 - 09/25/2066)(i)	0.78%	03/31/2022	25,016,792	25,000,000

Societe Generale, joint term agreement dated 12/30/2021, aggregate maturing value of $100,001,333 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $109,028,966; 0.34% - 13.00%; 03/15/2022 - 06/04/2081)(i)	0.47%	03/01/2022	50,000,667	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Truist Securities, joint term agreement dated 02/15/2022, aggregate maturing value of $45,018,750 (collateralized by a domestic agency mortgage-backed security, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $48,315,104; 1.25% - 6.48%; 02/01/2025 - 11/01/2056)	0.50%	03/17/2022	$22,509,375	$22,500,000

Total Repurchase Agreements (Cost $224,500,000)				224,500,000

TOTAL INVESTMENTS IN SECURITIES-101.56% (Cost $3,324,259,706)				3,312,014,696

OTHER ASSETS LESS LIABILITIES-(1.56)%				(50,836,818)

NET ASSETS-100.00%				$3,261,177,878

Investment Abbreviations:

LIBOR -London Interbank Offered Rate
REITs -Real Estate Investment Trusts
SOFR -Secured Overnight Financing Rate
USD -U.S. Dollar

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $1,900,963,191, which represented 58.29% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Principal amount equals value at period end. See Note 1I.
(h)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2022

Commercial Paper	49.6%

U.S. Dollar Denominated Bonds & Notes	37.9

Repurchase Agreements	6.8

Asset-Backed Securities	3.1

Certificates of Deposit	2.5

U.S. Treasury Securities	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Conservative Income Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value (Cost $3,099,759,706)	$3,087,514,696

Repurchase agreements, at value and cost	224,500,000

Cash	32,287

Receivable for:
Fund shares sold	11,202,419

Interest	3,868,816

Investment for trustee deferred compensation and retirement plans	40,839

Other assets	132,650

Total assets	3,327,291,707

Liabilities:
Payable for:
Investments purchased	55,639,731

Fund shares reacquired	9,273,870

Dividends	11,438

Accrued fees to affiliates	1,134,564

Accrued trustees’ and officers’ fees and benefits	7,888

Accrued operating expenses	5,499

Trustee deferred compensation and retirement plans	40,839

Total liabilities	66,113,829

Net assets applicable to shares outstanding	$3,261,177,878

Net assets consist of:
Shares of beneficial interest	$3,281,100,572

Distributable earnings (loss)	(19,922,694)

$3,261,177,878

Net Assets:
Class A	$788,329,234

Class Y	$448,378,917

Institutional Class	$2,019,276,601

Class R6	$5,193,126

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	78,872,560

Class Y	44,875,964

Institutional Class	202,074,732

Class R6	518,994

Class A:
Net asset value and offering price per share	$9.99

Class Y:
Net asset value and offering price per share	$9.99

Institutional Class:
Net asset value and offering price per share	$9.99

Class R6:
Net asset value and offering price per share	$10.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Conservative Income Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Interest	$9,445,001

Expenses:
Advisory fees	4,059,865

Administrative services fees	298,556

Custodian fees	11,274

Distribution fees:
Class A	446,539

Transfer agent fees - Class A	358,427

Transfer agent fees - Class Y	186,601

Transfer agent fees - Institutional Class	98,546

Transfer agent fees - Class R6	1,174

Trustees’ and officers’ fees and benefits	21,692

Registration and filing fees	130,023

Reports to shareholders	34,501

Professional services fees	41,055

Other	23,584

Total expenses	5,711,837

Less: Fees waived and expenses reimbursed	(272,301)

Net expenses	5,439,536

Net investment income	4,005,465

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(6,636,640)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(20,134,910)

Net realized and unrealized gain (loss)	(26,771,550)

Net increase (decrease) in net assets resulting from operations	$(22,766,085)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Conservative Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:
Net investment income	$4,005,465	$15,147,290

Net realized gain (loss)	(6,636,640)	3,768,099

Change in net unrealized appreciation (depreciation)	(20,134,910)	(9,468,199)

Net increase (decrease) in net assets resulting from operations	(22,766,085)	9,447,190

Distributions to shareholders from distributable earnings:
Class A	(1,360,504)	(2,815,295)

Class Y	(950,908)	(2,313,523)

Institutional Class	(4,867,565)	(10,127,969)

Class R6	(19,302)	(4,504)

Total distributions from distributable earnings	(7,198,279)	(15,261,291)

Share transactions-net:
Class A	(269,656,410)	243,924,290

Class Y	(122,959,938)	127,910,791

Institutional Class	(285,147,855)	150,337,395

Class R6	(2,381,428)	7,516,456

Net increase (decrease) in net assets resulting from share transactions	(680,145,631)	529,688,932

Net increase (decrease) in net assets	(710,109,995)	523,874,831

Net assets:
Beginning of period	3,971,287,873	3,447,413,042

End of period	$3,261,177,878	$3,971,287,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Conservative Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/22	$10.08	$0.01	$(0.08)	$(0.07)	$(0.01)	$(0.01)	$(0.02)	$ 9.99	(0.74)%	$ 788,329	0.40	%(d)	0.44	%(d)	0.13	%(d)	21%
Year ended 08/31/21	10.10	0.03	(0.02)	0.01	(0.03)	(0.00)	(0.03)	10.08	0.10	1,065,418	0.40		0.44		0.29		68
Year ended 08/31/20	10.05	0.16	0.05	0.21	(0.16)	-	(0.16)	10.10	2.16	822,964	0.40		0.45		1.60		42
Year ended 08/31/19	10.02	0.25	0.03	0.28	(0.25)	-	(0.25)	10.05	2.82	636,809	0.40		0.49		2.50		18
Period ended 08/31/18(e)	10.00	0.08	0.03	0.11	(0.09)	-	(0.09)	10.02	1.09	156,651	0.40	(d)	0.47	(d)	1.84	(d)	35
Class Y
Six months ended 02/28/22	10.08	0.01	(0.08)	(0.07)	(0.01)	(0.01)	(0.02)	9.99	(0.69)	448,379	0.30	(d)	0.34	(d)	0.23	(d)	21
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	575,250	0.26		0.34		0.43		68
Period ended 08/31/20(f)	10.04	0.13	0.03	0.16	(0.11)	-	(0.11)	10.09	1.64	448,154	0.28	(d)	0.32	(d)	1.72	(d)	42
Institutional Class
Six months ended 02/28/22	10.08	0.01	(0.08)	(0.07)	(0.01)	(0.01)	(0.02)	9.99	(0.67)	2,019,277	0.27	(d)	0.27	(d)	0.26	(d)	21
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	2,322,980	0.26		0.27		0.43		68
Year ended 08/31/20	10.04	0.18	0.05	0.23	(0.18)	-	(0.18)	10.09	2.29	2,176,172	0.27		0.27		1.73		42
Year ended 08/31/19	10.01	0.26	0.03	0.29	(0.26)	-	(0.26)	10.04	2.93	1,915,600	0.30		0.31		2.60		18
Year ended 08/31/18	10.02	0.19	(0.01)	0.18	(0.19)	-	(0.19)	10.01	1.77	723,926	0.30		0.36		1.94		35
Year ended 08/31/17	10.02	0.12	0.00	0.12	(0.12)	(0.00)	(0.12)	10.02	1.23	288,308	0.28		0.41		1.22		61
Class R6
Six months ended 02/28/22	10.09	0.01	(0.07)	(0.06)	(0.01)	(0.01)	(0.02)	10.01	(0.58)	5,193	0.29	(d)	0.29	(d)	0.24	(d)	21
Year ended 08/31/21	10.11	0.04	(0.02)	0.02	(0.04)	(0.00)	(0.04)	10.09	0.24	7,640	0.27		0.31		0.42		68
Period ended 08/31/20(g)	10.05	0.05	0.04	0.09	(0.03)	-	(0.03)	10.11	0.90	123	0.25	(d)	0.29	(d)	1.75	(d)	42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of April 2, 2018.
(f)	Commencement date of December 10, 2019.
(g)	Commencement date of May 15, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Conservative Income Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.

The Fund currently consists of four different classes of shares: Class A, Class Y, Institutional Class and Class R6. Class A, Class Y, Institutional Class and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total

16	Invesco Conservative Income Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of the Fund that holds securities of that entity will be adversely impacted.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 1 billion	0.25%

Over $1 billion	0.22%

17	Invesco Conservative Income Fund

For the six months ended February 28, 2022, the effective advisory fees incurred by the Fund was 0.23%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y, Institutional Class and Class R6 shares to 0.40%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser reimbursed class level expenses of $178,137, $94,164, $0 and $0 of Class A, Class Y, Institutional Class and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 5–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

18	Invesco Conservative Income Fund

    The Fund had a capital loss carryforward as of August 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$303,312	$802,244	$1,105,556

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $364,396,268 and $1,087,722,081, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$652,693

Aggregate unrealized (depreciation) of investments	(12,897,714)

Net unrealized appreciation (depreciation) of investments	$(12,245,021)

Cost of investments for tax purposes is $3,324,259,717.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	15,462,754	$155,484,261	95,646,360	$964,678,291

Class Y	9,546,972	95,836,662	49,844,061	502,686,546

Institutional Class	52,287,958	525,101,989	188,148,435	1,897,519,129

Class R6	428,902	4,322,687	824,167	8,317,103

Issued as reinvestment of dividends:
Class A	105,396	1,058,041	197,520	1,992,370

Class Y	70,881	711,402	184,539	1,862,096

Institutional Class	275,463	2,765,280	574,996	5,798,846

Class R6	1,640	16,487	379	3,824

Reacquired:
Class A	(42,387,969)	(426,198,712)	(71,669,623)	(722,746,371)

Class Y	(21,823,546)	(219,508,002)	(37,352,052)	(376,637,851)

Institutional Class	(80,987,675)	(813,015,124)	(173,832,234)	(1,752,980,580)

Class R6	(668,589)	(6,720,602)	(79,650)	(804,471)

Net increase (decrease) in share activity	(67,687,813)	$(680,145,631)	52,486,898	$529,688,932

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19	Invesco Conservative Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
A	$1,000.00	$992.60	$1.98	$1,022.81	$2.01	0.40%
Y	1,000.00	993.10	1.48	1,023.31	1.51	0.30
Institutional	1,000.00	993.30	1.33	1,023.46	1.35	0.27
R6	1,000.00	994.20	1.43	1,023.36	1.45	0.29

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20	Invesco Conservative Income Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-22957 and 333-195218	Invesco Distributors, Inc.	CINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 6, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 6, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 6, 2022